employee future benefits - Plan investment strategies and policies (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension plans
employee future benefits
Present value-weighted average timing of estimate cash flows for obligations (in years)	13 years 8 months 12 days	13 years
Percentage of plan assets at end of year	100.00%	100.00%
Pension plans | Equity
employee future benefits
Percentage of plan assets at end of year	36.00%	33.00%
Pension plans | Equity | Minimum
employee future benefits
Target future allocation	25.00%
Pension plans | Equity | Maximum
employee future benefits
Target future allocation	55.00%
Pension plans | Equity | Foreign | Minimum
employee future benefits
Target future allocation	20.00%
Pension plans | Equity | Foreign | Maximum
employee future benefits
Target future allocation	30.00%
Pension plans | Debt securities
employee future benefits
Percentage of plan assets at end of year	53.00%	52.00%
Pension plans | Debt securities | Minimum
employee future benefits
Target future allocation	40.00%
Pension plans | Debt securities | Maximum
employee future benefits
Target future allocation	75.00%
Pension plans | Real estate
employee future benefits
Percentage of plan assets at end of year	11.00%	15.00%
Pension plans | Real estate | Minimum
employee future benefits
Target future allocation	10.00%
Pension plans | Real estate | Maximum
employee future benefits
Target future allocation	30.00%
Pension plans | Other assets | Minimum
employee future benefits
Target future allocation	0.00%
Pension plans | Other assets | Maximum
employee future benefits
Target future allocation	15.00%
Other defined benefit plans
employee future benefits
Present value-weighted average timing of estimate cash flows for obligations (in years)	6 years 2 months 12 days	6 years 4 months 24 days